Finance Income and Costs - Schedule of Finance Income and Costs (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits		$ 4,628	$ 2,845	$ 4,876
Change in fair value of financial asset measured at FVTPL			30
Change in fair value of financial liability measured at FVTPL		350
Other interest income		2,554	487	1,583
Net foreign exchange gain		4,568
Finance income		12,100	3,362	6,459
Interest expense on financial liabilities measured at amortised cost		2,035	157	299
Change in fair value of financial liability measured at FVTPL			1,421
Net foreign exchange loss			13,734	9,783
Impairment loss on trade and other receivables		358	1,563	816
Interest expense on lease liabilities	[1]	1,867	2,731
Finance and other charges		538	1,827	431
Finance costs		4,798	21,433	11,329
Net finance income (costs)		$ 7,302	$ (18,071)	$ (4,870)

[1]	Upon adoption of IFRS 16 the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 14,15 and 18)